Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and deposits in banks	$ 2,695,560	$ 2,723,282
Cash items in process of collection	572,552	812,524
Financial assets for trading at fair value through profit and loss	12,639,097	10,217,794
Financial derivative contracts	12,309,770	10,119,486
Debt financial instruments	329,327	98,308
Financial assets at fair value through other comprehensive income	2,762,388	4,641,282
Debt financial instrument	2,687,485	4,536,025
Other financial instruments	74,903	105,257
Financial derivative contracts for hedge accounting	843,628	605,529
Financial assets at amortised cost	45,460,246	47,838,790
Rights under repurchase agreements	153,087	0
Debt financial instruments	5,176,005	8,176,895
Interbank loans	31,282	68,438
Loans and account receivable from customers	40,099,872	39,593,457
Investments in associates and other companies	59,785	55,284
Intangible assets	88,669	97,551
Property, plant, and equipment	251,846	251,823
Right of use assets	60,792	100,449
Current taxes	60	146
Deferred taxes	361,256	339,086
Other assets	2,535,775	3,046,607
Non-current assets and disposal groups for sale	71,629	51,445
TOTAL ASSETS	68,403,283	70,781,592
LIABILITIES
Cash items in process of being cleared	497,110	775,082
Financial liabilities for trading at fair value through profit and loss	12,155,024	9,521,575
Financial derivative contracts	12,155,024	9,521,575
Financial derivative contracts for accounting hedges	898,394	2,466,767
Financial liabilities at amortised cost	44,307,585	48,622,169
Deposits and other demand liabilities	14,260,609	13,537,826
Time deposits and other time liabilities	17,098,625	16,137,942
Obligations under repurchase agreements	276,588	282,584
Interbank borrowings	4,337,947	10,366,499
Issued debt instruments	8,133,275	8,001,045
Other financial liabilities	200,541	296,273
Lease liabilities	66,882	104,516
Regulatory capital financial instruments	1,910,697	1,813,938
Provisions	746,502	283,971
Current taxes	48,548	163,878
Deferred taxes	676	3,547
Other liabilities	2,412,910	1,683,654
TOTAL LIABILITIES	63,044,328	65,439,097
EQUITY
Attributable to the shareholders of the Bank:	5,254,561	5,217,760
Capital	891,303	891,303
Reserves	3,277,876	3,160,610
Valuation adjustments	(107,174)	(5,242)
Others equity instruments issued other than capital	693,382	608,721
Retained earnings	499,174	562,368
Retained earnings from prior years	246,540	131,862
Income for the year	852,964	579,427
Minus: Provision for mandatory dividends	(600,330)	(148,921)
Non-controlling interest	104,394	124,735
TOTAL EQUITY	5,358,955	5,342,495
TOTAL LIABILITIES AND EQUITY	$ 68,403,283	$ 70,781,592